Defined Benefit Obligation and Other Long-Term Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ (78)
Defined benefit obligation	150	$ 228
Voluntary contribution	$ 35
Increase in discount rates	1.00%
Pro Forma
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ 39
Level II | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Commodity risk management assets and liabilities	173	$ 122
Level II | Recurring fair value measurement | retail power contract liabilities
Disclosure of fair value measurement of liabilities [line items]
Commodity risk management assets and liabilities	129
Risk management assets | Level II | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Commodity risk management assets and liabilities	$ 139